Tax matters (Tables)	12 Months Ended
Dec. 31, 2025
Tax matters
Schedule of income taxes

	2025	2024	2023
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	3,670	28,004	62,110
Adjustments in current income tax in respect of prior years	(300)	(1,183)	(1,533)
Total	3,370	26,821	60,577

Deferred tax
Origination and reversal of temporary differences	(9,162)	(7,758)	(3,216)
Impact of tax rate changes	—	(48)	(555)
Write-down of deferred tax assets	7,292	—	—
Adjustments in deferred tax in respect of prior years	968	(2,763)	734
Total	(902)	(10,569)	(3,037)
Income tax expense	2,468	16,252	57,540

Schedule of statutory income tax rate

	2025	2024	2023
	US$'000	US$'000	US$'000
Accounting (loss) profit before income tax	(174,644)	37,052	160,667
Tax (benefit) expense at weighted statutory national tax rate of 25% (2024: 27% and 2023: 31%)	(41,609)	9,988	50,557
(Non-taxable income)/ non-deductible expenses	3,173	(2,478)	1,429
Change in tax rates	—	(48)	(555)
U.S state taxes	(28)	(52)	(121)
Adjustments in respect of prior periods	668	(3,946)	(799)
Write-down of deferred tax assets	7,292	—	—
Unrecognized temporary differences	11,667	2,903	(2,992)
Elimination of effect of interest in partnerships	(7)	27	(1,356)
Unrecognized loss carryforwards	18,135	9,523	12,434
Other taxes	4,445	—	—
Other items	(1,268)	335	(1,057)
Income tax expense	2,468	16,252	57,540

Schedule of changes in deferred tax assets and liabilities

For the year ended December 31, 2025:

	Opening	Recognized in			Exchange	Closing
	Balance	P&L	OCI	Reclassifications	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(10,146)	(3,447)	—	125	(1,308)	(14,776)
Provisions	28,885	(3,749)	(668)	(3,832)	2,852	23,488
Property, plant & equipment	(36,402)	(2,809)	—	3,707	(1,437)	(36,941)
Inventories	1,705	(173)	—	—	2	1,534
Hedging Instruments	320	(1,902)	1,446	—	134	(2)
Tax losses	5,677	10,135	—	—	—	15,812
Incentives & credits	432	2,381	—	—	—	2,813
Other	(3,520)	466	—	—	121	(2,933)
Total	(13,049)	902	778	—	364	(11,005)

For the year ended December 31, 2024:

	Opening	Recognized in			Exchange	Closing
	Balance	P&L	OCI	Reclassifications	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(13,582)	4,311	—	(1,484)	609	(10,146)
Provisions	34,102	(3,726)	(757)	765	(1,499)	28,885
Property, plant & equipment	(45,405)	6,497	—	1,598	908	(36,402)
Inventories	1,416	290	—	—	(1)	1,705
Hedging Instruments	(567)	—	865	—	22	320
Tax losses	1,731	3,946	—	—	—	5,677
Incentives & credits	—	432	—	—	—	432
Other	(1,517)	(1,181)	—	(879)	57	(3,520)
Total	(23,822)	10,569	108	—	96	(13,049)

Presented in the statement of financial position as follows:

	2025	2024
	US$'000	US$'000
Deferred tax assets	45,600	38,550
Deferred tax liabilities	(56,605)	(51,599)
Offset between deferred tax assets and deferred tax liabilities	45,600	31,970
Total deferred tax assets due to temporary differences recognized in the statement of financial position	—	6,580
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(11,005)	(19,629)

Schedule of unrecognized deductible temporary differences, unused tax losses and unused tax credits

	2025					2024
	Spain	USA	UK	Other	Total	Spain	USA	UK	Other	Total
Unused tax losses	216,787	236,955	185,920	71,322	710,984	200,087	236,589	153,622	82,948	673,246
Unrecognized deductible temporary differences	65,049	—	52,882	(9,753)	108,178	70,071	—	44,837	9,166	124,074
Total	281,836	236,955	238,802	61,569	819,162	270,158	236,589	198,459	92,114	797,320